Eaton Vance

High Income 2021 Target Term Trust

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 86.2%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 2.3%
Bombardier, Inc., 8.75%, 12/1/21(1)	$4,500	$4,940,438

		$4,940,438

Air Transportation — 2.5%
Air Canada, 7.75%, 4/15/21(1)	$5,000	$5,332,500

		$5,332,500

Automotive & Auto Parts — 1.0%
Ford Motor Credit Co., LLC, 5.875%, 8/2/21	$2,000	$2,093,858

		$2,093,858

Banking & Thrifts — 0.5%
Ally Financial, Inc., 4.25%, 4/15/21	$1,000	$1,024,320

		$1,024,320

Broadcasting — 2.6%
Netflix, Inc., 5.375%, 2/1/21	$5,500	$5,684,250

		$5,684,250

Cable & Satellite TV — 3.9%
CSC Holdings, LLC, 6.75%, 11/15/21	$4,925	$5,311,612
DISH DBS Corp., 6.75%, 6/1/21	2,845	2,996,155

		$8,307,767

Capital Goods — 1.7%
Anixter, Inc., 5.125%, 10/1/21	$3,500	$3,642,975

		$3,642,975

Chemicals — 1.2%
W.R. Grace & Co., 5.125%, 10/1/21(1)	$2,500	$2,611,075

		$2,611,075

Consumer Products — 0.7%
Edgewell Personal Care Co., 4.70%, 5/19/21	$1,500	$1,537,125

		$1,537,125

Containers — 2.6%
Ball Corp., 4.375%, 12/15/20	$4,000	$4,092,960
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.501%, (3 mo. USD LIBOR + 3.50%), 7/15/21(1)(2)	1,500	1,505,250

		$5,598,210

Diversified Financial Services — 9.5%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$1,000	$1,032,179
DAE Funding, LLC, 5.25%, 11/15/21(1)	4,000	4,159,000
Navient Corp., 6.625%, 7/26/21	4,000	4,239,000
Park Aerospace Holdings, Ltd., 3.625%, 3/15/21(1)	5,500	5,581,455
Springleaf Finance Corp., 7.75%, 10/1/21	5,000	5,440,350

		$20,451,984

Security	Principal Amount (000’s omitted)	Value
Diversified Media — 0.9%
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	$1,871	$1,882,226

		$1,882,226

Energy — 13.2%
Antero Resources Corp., 5.375%, 11/1/21	$3,450	$3,291,326
Energy Transfer Operating, L.P., 7.50%, 10/15/20	2,000	2,078,760
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	3,185	2,855,830
Precision Drilling Corp., 6.50%, 12/15/21	3,773	3,774,627
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	4,500	4,625,694
Tervita Escrow Corp., 7.625%, 12/1/21(1)	3,932	3,965,422
Transocean, Inc., 8.375%, 12/15/21	4,000	4,111,600
Williams Cos., Inc. (The), 7.875%, 9/1/21	2,000	2,181,053
Williams Partners, L.P., 4.00%, 11/15/21	1,500	1,542,053

		$28,426,365

Food & Drug Retail — 2.4%
Safeway, Inc., 3.95%, 8/15/20	$344	$345,853
Safeway, Inc., 4.75%, 12/1/21	4,782	4,915,418

		$5,261,271

Gaming — 2.4%
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	$251	$256,585
Scientific Games International, Inc., 6.625%, 5/15/21	2,000	2,033,300
Studio City Co., Ltd., 7.25%, 11/30/21(1)	2,750	2,818,062

		$5,107,947

Healthcare — 3.1%
HCA Healthcare, Inc., 6.25%, 2/15/21	$4,500	$4,701,375
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	1,865	1,924,027

		$6,625,402

Homebuilders & Real Estate — 1.8%
TRI Pointe Group, Inc., 4.875%, 7/1/21	$3,750	$3,854,625

		$3,854,625

Metals & Mining — 4.7%
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	$3,320	$3,334,525
Freeport-McMoRan, Inc., 4.00%, 11/14/21	2,500	2,569,750
Hecla Mining Co., 6.875%, 5/1/21	4,284	4,279,716

		$10,183,991

Pharmaceuticals — 1.6%
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	$3,500	$3,431,995

		$3,431,995

Real Estate Investment Trusts (REITs) — 3.1%
Starwood Property Trust, Inc., 3.625%, 2/1/21	$6,588	$6,648,280

		$6,648,280

Restaurant — 1.2%
Yum! Brands, Inc., 3.75%, 11/1/21	$2,500	$2,557,250

		$2,557,250

Services — 2.9%
ADT Corp. (The), 6.25%, 10/15/21	$6,000	$6,340,920

		$6,340,920

Security	Principal Amount (000’s omitted)	Value
Steel — 0.7%
Steel Dynamics, Inc., 5.125%, 10/1/21	$1,500	$1,500,908

		$1,500,908

Super Retail — 1.4%
Penske Automotive Group, Inc., 3.75%, 8/15/20	$3,000	$3,038,663

		$3,038,663

Technology — 4.8%
CommScope, Inc., 5.00%, 6/15/21(1)	$1,385	$1,389,709
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	2,500	2,572,820
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	3,638	3,699,409
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	2,500	2,563,525

		$10,225,463

Telecommunications — 11.4%
CenturyLink, Inc., 6.45%, 6/15/21	$6,500	$6,818,500
Digicel, Ltd., 6.00%, 4/15/21(1)	4,055	3,174,700
Hughes Satellite Systems Corp., 7.625%, 6/15/21	3,500	3,745,945
Sprint Corp., 7.25%, 9/15/21	10,175	10,778,581

		$24,517,726

Utility — 2.1%
AES Corp. (The), 4.00%, 3/15/21	$4,400	$4,470,400

		$4,470,400

Total Corporate Bonds & Notes (identified cost $182,985,495)		$185,297,934

Senior Floating-Rate Loans — 7.3%(3)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Air Transportation — 2.3%
American Airlines, Inc.
Term Loan, 3.72%, (1 mo. USD LIBOR + 2.00%), Maturing October 12, 2021	$4,948	$4,972,350

		$4,972,350

Gaming — 1.2%
CCM Merger, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing August 8, 2021	$2,065	$2,077,248
GLP Financing, LLC
Term Loan, 3.19%, (1 mo. USD LIBOR + 1.50%), Maturing April 28, 2021	544	541,521

		$2,618,769

Steel — 1.5%
Zekelman Industries, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	$3,218	$3,227,163

		$3,227,163

Telecommunications — 2.3%
Zayo Group, LLC
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2021	$4,949	$4,965,461

		$4,965,461

Total Senior Floating-Rate Loans (identified cost $15,641,540)		$15,783,743

Convertible Bonds — 1.7%

Security	Principal Amount (000’s omitted)	Value
Technology — 0.5%
Rovi Corp., 0.50%, 3/1/20	$1,074	$1,067,852

		$1,067,852

Utility — 1.2%
Pattern Energy Group, Inc., 4.00%, 7/15/20	$2,455	$2,473,302

		$2,473,302

Total Convertible Bonds (identified cost $3,525,113)		$3,541,154

Short-Term Investments — 3.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.78%(4)	7,676,363	$7,676,363

Total Short-Term Investments (identified cost $7,675,595)		$7,676,363

Total Investments — 98.8% (identified cost $209,827,743)		$212,299,194

Other Assets, Less Liabilities — 1.2%		$2,666,487

Net Assets — 100.0%		$214,965,681

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $54,566,558 or 25.4% of the Trust’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(3)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2019.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

The Trust did not have any open derivative instruments at December 31, 2019.

At December 31, 2019, the value of the Trust’s investment in affiliated funds was $7,676,363, which represents 3.6% of the Trust’s net assets. Transactions in affiliated funds by the Trust for the fiscal year to date ended December 31, 2019 were as follows:

Name of Affiliated Fund	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Dividend Income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.78%	$982,298	$101,071,922	$(94,378,238)	$(387)	$768	$7,676,363	$53,068	7,676,363

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$185,297,934	$—	$185,297,934
Senior Floating-Rate Loans	—	15,783,743	—	15,783,743
Convertible Bonds	—	3,541,154	—	3,541,154
Short-Term Investments	—	7,676,363	—	7,676,363
Total Investments	$—	$212,299,194	$—	$212,299,194

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.